Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000
Previously Paid Amount	0.00
Total Fee Amount	20.72
Total Offset Amount	0.00
Net Fee	20.72
Narrative - Max Aggregate Offering Price	$ 150,000
Final Prospectus	true